Condensed Statements of Consolidated Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Cash flow hedges - derivative value net gain (loss) recognized in net income, tax expense (benefit)	$ 1	$ 1	$ (5)
Defined benefit pension plans- net tax expense	$ 0	$ 0	$ 0